Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 87.2%
Consumer, Non-cyclical - 19.0%
UnitedHealth Group, Inc.	8,799	$3,085,633
Amgen, Inc.	8,799	2,023,066
Johnson & Johnson	8,799	1,384,787
Procter & Gamble Co.	8,799	1,224,293
Merck & Company, Inc.	8,799	719,758
Coca-Cola Co.	8,799	482,537
Total Consumer, Non-cyclical		8,920,074
Financial - 16.3%
Goldman Sachs Group, Inc.	8,799	2,320,384
Visa, Inc. — Class A	8,799	1,924,605
Travelers Companies, Inc.	8,799	1,235,116
JPMorgan Chase & Co.	8,799	1,118,089
American Express Co.	8,799	1,063,887
Total Financial		7,662,081
Consumer, Cyclical - 15.1%
Home Depot, Inc.	8,799	2,337,190
McDonald's Corp.	8,799	1,888,090
Walmart, Inc.	8,799	1,268,376
NIKE, Inc. — Class B	8,799	1,244,794
Walgreens Boots Alliance, Inc.	8,799	350,904
Total Consumer, Cyclical		7,089,354
Industrial - 14.7%
Boeing Co.	8,799	1,883,514
Honeywell International, Inc.	8,799	1,871,547
Caterpillar, Inc.	8,799	1,601,594
3M Co.	8,799	1,537,977
Total Industrial		6,894,632
Technology - 14.1%
salesforce.com, Inc.*	8,799	1,958,041
Microsoft Corp.	8,799	1,957,074
Apple, Inc.	8,799	1,167,540
International Business Machines Corp.	8,799	1,107,618
Intel Corp.	8,799	438,366
Total Technology		6,628,639
Communications - 5.3%
Walt Disney Co.*	8,799	1,594,203
Verizon Communications, Inc.	8,799	516,941
Cisco Systems, Inc.	8,799	393,755
Total Communications		2,504,899
Energy - 1.6%
Chevron Corp.	8,799	743,076
Basic Materials - 1.1%
Dow, Inc.	8,799	488,345
Total Common Stocks
(Cost $30,904,012)		40,931,100

	Face Amount
U.S. TREASURY BILLS†† - 6.9%
U.S. Treasury Bills
0.09% due 04/01/21[1,2]	$3,000,000	2,999,420
0.08% due 01/28/21[2,3]	245,000	244,991
Total U.S. Treasury Bills
(Cost $3,244,316)		3,244,411

REPURCHASE AGREEMENTS††,4 - 4.1%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[1]	1,070,200	1,070,200
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[1]	445,857	445,857
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[1]	412,830	412,830
Total Repurchase Agreements
(Cost $1,928,887)		1,928,887
Total Investments - 98.2%
(Cost $36,077,215)		$46,104,398
Other Assets & Liabilities, net - 1.8%		855,722
Total Net Assets - 100.0%		$46,960,120

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	15	Mar 2021	$2,285,100	$43,733

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.64% (1 Month USD LIBOR + 0.50%)	At Maturity	02/18/21	743	$22,732,256	$198,374

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements†† (continued)
Barclays Bank plc	Dow Jones Industrial Average Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	02/17/21	914	$27,966,567	$185,045
						$50,698,823	$383,419

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,931,100	$—	$—	$40,931,100
U.S. Treasury Bills	—	3,244,411	—	3,244,411
Repurchase Agreements	—	1,928,887	—	1,928,887
Equity Futures Contracts**	43,733	—	—	43,733
Equity Index Swap Agreements**	—	383,419	—	383,419
Total Assets	$40,974,833	$5,556,717	$—	$46,531,550

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 33.0%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	$500,000	$501,705
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[1]	500,000	500,295
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	400,000	401,233
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	180,000	180,635
Total Federal Agency Notes
(Cost $1,580,046)		1,583,868

U.S. TREASURY BILLS†† - 22.5%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	1,000,000	999,806
0.08% due 01/28/21[3,4]	82,000	81,997
Total U.S. Treasury Bills
(Cost $1,081,775)		1,081,803

REPURCHASE AGREEMENTS††,5 - 64.9%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	1,727,109	1,727,109
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	719,532	719,532
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	666,233	666,233
Total Repurchase Agreements
(Cost $3,112,874)		3,112,874
Total Investments - 120.4%
(Cost $5,774,695)		$5,778,545
Other Assets & Liabilities, net - (20.4)%		(979,662)
Total Net Assets - 100.0%		$4,798,883

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	6	Mar 2021	$914,040	$(10,667)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(0.34)% (1 Week USD LIBOR + 0.25%)	At Maturity	02/17/21	151	$4,615,044	$(30,533)
BNP Paribas	Dow Jones Industrial Average Index	(0.14)% (1 Month USD LIBOR)	At Maturity	02/18/21	134	4,088,254	(36,167)
						$8,703,298	$(66,700)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$1,583,868	$—	$1,583,868
U.S. Treasury Bills	—	1,081,803	—	1,081,803
Repurchase Agreements	—	3,112,874	—	3,112,874
Total Assets	$—	$5,778,545	$—	$5,778,545

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,667	$—	$—	$10,667
Equity Index Swap Agreements**	—	66,700	—	66,700
Total Liabilities	$10,667	$66,700	$—	$77,367

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 39.4%
Federal Farm Credit Bank
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[1]	$1,000,000	$1,000,590
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	500,000	501,542
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	500,000	501,477
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	300,000	301,058
Fannie Mae
0.31% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	500,000	501,147
Total Federal Agency Notes
(Cost $2,799,882)		2,805,814

U.S. TREASURY BILLS†† - 8.4%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	500,000	499,904
0.08% due 01/28/21[3,4]	97,000	96,996
Total U.S. Treasury Bills
(Cost $596,882)		596,900

REPURCHASE AGREEMENTS††,5 - 44.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	1,772,815	1,772,815
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	738,574	738,574
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	683,864	683,864
Total Repurchase Agreements
(Cost $3,195,253)		3,195,253
Total Investments - 92.6%
(Cost $6,592,017)		$6,597,967
Other Assets & Liabilities, net - 7.4%		530,120
Total Net Assets - 100.0%		$7,128,087

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	4	Mar 2021	$1,029,540	$(7,992)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(0.34)% (1 Week USD LIBOR + 0.25%)	At Maturity	02/18/21	283	$3,644,307	$(11,099)
Barclays Bank plc	NASDAQ-100 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	02/17/21	284	3,657,481	(14,029)
BNP Paribas	NASDAQ-100 Index	(0.29)% (1 Month USD LIBOR + 0.15%)	At Maturity	02/18/21	448	5,777,451	(20,076)
						$13,079,239	$(45,204)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$2,805,814	$—	$2,805,814
U.S. Treasury Bills	—	596,900	—	596,900
Repurchase Agreements	—	3,195,253	—	3,195,253
Total Assets	$—	$6,597,967	$—	$6,597,967

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$7,992	$—	$—	$7,992
Equity Index Swap Agreements**	—	45,204	—	45,204
Total Liabilities	$7,992	$45,204	$—	$53,196

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 43.5%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	$1,500,000	$1,505,035
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	360,000	361,270
Freddie Mac
0.22% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[1]	1,000,000	1,000,933
Total Federal Agency Notes
(Cost $2,860,000)		2,867,238

U.S. TREASURY BILLS†† - 7.7%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	500,000	499,903
0.08% due 01/28/21[3,4]	7,000	7,000
Total U.S. Treasury Bills
(Cost $506,892)		506,903

REPURCHASE AGREEMENTS††,5 - 63.2%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	2,314,615	2,314,615
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	964,294	964,294
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	892,864	892,864
Total Repurchase Agreements
(Cost $4,171,773)		4,171,773
Total Investments - 114.4%
(Cost $7,538,665)		$7,545,914
Other Assets & Liabilities, net - (14.4)%		(948,442)
Total Net Assets - 100.0%		$6,597,472

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	8	Mar 2021	$789,680	$5,698

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	0.41% (1 Week USD LIBOR - 0.50%)	At Maturity	02/17/21	701	$1,384,670	$15,001
BNP Paribas	Russell 2000 Index	0.26% (1 Month USD LIBOR - 0.40%)	At Maturity	02/18/21	1,597	3,153,950	(24,741)
Goldman Sachs International	Russell 2000 Index	(0.04)% (1 Week USD LIBOR - 0.05%)	At Maturity	02/18/21	4,006	7,911,927	(31,177)
						$12,450,547	$(40,917)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$2,867,238	$—	$2,867,238
U.S. Treasury Bills	—	506,903	—	506,903
Repurchase Agreements	—	4,171,773	—	4,171,773
Equity Futures Contracts**	5,698	—	—	5,698
Equity Index Swap Agreements**	—	15,001	—	15,001
Total Assets	$5,698	$7,560,915	$—	$7,566,613

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$55,918	$—	$55,918

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 21.8%
Fannie Mae
0.31% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	$2,000,000	$2,004,589
Federal Farm Credit Bank
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	1,500,000	1,504,433
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,000,000	1,003,409
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	600,000	602,116
Total Federal Agency Notes
(Cost $5,099,375)		5,114,547

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	500,000	499,904
0.08% due 01/28/21[3,4]	45,000	44,998
Total U.S. Treasury Bills
(Cost $544,890)		544,902

REPURCHASE AGREEMENTS††,5 - 24.7%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	3,219,134	3,219,134
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	1,341,125	1,341,125
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	1,241,783	1,241,783
Total Repurchase Agreements
(Cost $5,802,042)		5,802,042
Total Investments - 48.8%
(Cost $11,446,307)		$11,461,491
Other Assets & Liabilities, net - 51.2%		12,027,329
Total Net Assets - 100.0%		$23,488,820

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	12	Mar 2021	$2,246,550	$(9,868)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	(0.39)% (1 Week USD LIBOR + 0.30%)	At Maturity	02/17/21	1,042	$3,913,050	$(21,575)
Goldman Sachs International	S&P 500 Index	(0.44)% (1 Week USD LIBOR + 0.35%)	At Maturity	02/18/21	8,706	32,700,929	(58,331)
BNP Paribas	S&P 500 Index	(0.19)% (1 Month USD LIBOR + 0.05%)	At Maturity	02/18/21	2,137	8,027,514	(62,043)
						$44,641,493	$(141,949)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$5,114,547	$—	$5,114,547
U.S. Treasury Bills	—	544,902	—	544,902
Repurchase Agreements	—	5,802,042	—	5,802,042
Total Assets	$—	$11,461,491	$—	$11,461,491

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$9,868	$—	$—	$9,868
Equity Index Swap Agreements**	—	141,949	—	141,949
Total Liabilities	$9,868	$141,949	$—	$151,817

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 85.0%
Technology - 37.6%
Apple, Inc.	572,147	$75,918,185
Microsoft Corp.	254,427	56,589,653
NVIDIA Corp.	31,698	16,552,696
Adobe, Inc.*	24,566	12,285,948
Intel Corp.	209,855	10,454,976
Broadcom, Inc.	20,713	9,069,187
QUALCOMM, Inc.	57,918	8,823,228
Texas Instruments, Inc.	47,007	7,715,259
Advanced Micro Devices, Inc.*	61,590	5,648,419
Intuit, Inc.	13,455	5,110,882
Micron Technology, Inc.*	57,007	4,285,786
Applied Materials, Inc.	46,768	4,036,079
Fiserv, Inc.*	34,333	3,909,155
Activision Blizzard, Inc.	39,577	3,674,725
Lam Research Corp.	7,375	3,482,991
Autodesk, Inc.*	11,229	3,428,663
Zoom Video Communications, Inc. — Class A*	9,973	3,364,092
Analog Devices, Inc.	18,921	2,795,199
NXP Semiconductor N.V.	14,325	2,277,818
Cognizant Technology Solutions Corp. — Class A	27,378	2,243,627
Workday, Inc. — Class A*	9,217	2,208,485
Electronic Arts, Inc.	14,843	2,131,455
DocuSign, Inc.*	9,482	2,107,849
KLA Corp.	7,909	2,047,719
Synopsys, Inc.*	7,771	2,014,554
Cadence Design Systems, Inc.*	14,283	1,948,630
ASML Holding N.V. — Class G	3,878	1,891,378
Microchip Technology, Inc.	13,334	1,841,559
Xilinx, Inc.	12,552	1,779,497
Paychex, Inc.	18,410	1,715,444
Marvell Technology Group Ltd.	34,318	1,631,478
NetEase, Inc. ADR	16,764	1,605,488
ANSYS, Inc.*	4,398	1,599,992
Atlassian Corporation plc — Class A*	6,768	1,582,832
Splunk, Inc.*	8,214	1,395,477
Skyworks Solutions, Inc.	8,505	1,300,245
Cerner Corp.	15,700	1,232,136
Maxim Integrated Products, Inc.	13,688	1,213,441
Check Point Software Technologies Ltd.*	7,180	954,294
Total Technology		273,868,521
Communications - 26.5%
Amazon.com, Inc.*	16,885	54,993,263
Facebook, Inc. — Class A*	80,899	22,098,371
Alphabet, Inc. — Class C*	11,100	19,445,868
Alphabet, Inc. — Class A*	10,117	17,731,459
Comcast Corp. — Class A	233,815	12,251,906
Netflix, Inc.*	22,624	12,233,476
Cisco Systems, Inc.	216,385	9,683,229
T-Mobile US, Inc.*	63,560	8,571,066
Charter Communications, Inc. — Class A*	10,235	6,770,964
Booking Holdings, Inc.*	2,097	4,670,585
MercadoLibre, Inc.*	2,549	4,270,136
JD.com, Inc. ADR*	44,626	3,922,625
Baidu, Inc. ADR*	14,142	3,058,066
Pinduoduo, Inc. ADR*	15,280	2,714,798
Match Group, Inc.*	13,620	2,059,208
eBay, Inc.	35,300	1,773,825
Okta, Inc.*	6,143	1,561,919
Sirius XM Holdings, Inc.[1]	217,613	1,386,195
VeriSign, Inc.*	5,843	1,264,425
CDW Corp.	7,322	964,966
Trip.com Group Ltd. ADR*	26,781	903,323
Fox Corp. — Class A	17,285	503,339
Fox Corp. — Class B	13,202	381,274
Total Communications		193,214,286
Consumer, Non-cyclical - 11.3%
PayPal Holdings, Inc.*	60,001	14,052,234
PepsiCo, Inc.	70,769	10,495,042
Amgen, Inc.	29,812	6,854,375
Intuitive Surgical, Inc.*	6,019	4,924,144
Mondelez International, Inc. — Class A	73,237	4,282,167
Automatic Data Processing, Inc.	21,958	3,869,000
Gilead Sciences, Inc.	64,192	3,739,826
Vertex Pharmaceuticals, Inc.*	13,316	3,147,103
Illumina, Inc.*	7,476	2,766,120
Regeneron Pharmaceuticals, Inc.*	5,370	2,594,301
Monster Beverage Corp.*	27,033	2,500,012
Keurig Dr Pepper, Inc.	72,064	2,306,048
IDEXX Laboratories, Inc.*	4,368	2,183,432
Kraft Heinz Co.	62,610	2,170,063
Align Technology, Inc.*	4,037	2,157,292
Moderna, Inc.*	20,264	2,116,980
Biogen, Inc.*	7,880	1,929,497
Cintas Corp.	5,358	1,893,839
DexCom, Inc.*	4,917	1,817,913
Alexion Pharmaceuticals, Inc.*	11,206	1,750,825
Verisk Analytics, Inc. — Class A	8,326	1,728,394
Seagen, Inc.*	9,232	1,616,893
Incyte Corp.*	11,215	975,481
Total Consumer, Non-cyclical		81,870,981
Consumer, Cyclical - 8.3%
Tesla, Inc.*	39,476	27,857,029
Costco Wholesale Corp.	22,594	8,512,967
Starbucks Corp.	60,104	6,429,926
Ross Stores, Inc.	18,230	2,238,826
Lululemon Athletica, Inc.*	6,396	2,226,000
Marriott International, Inc. — Class A	16,609	2,191,059
Peloton Interactive, Inc. — Class A*	13,085	1,985,256
Walgreens Boots Alliance, Inc.	44,343	1,768,399
O'Reilly Automotive, Inc.*	3,710	1,679,035
Copart, Inc.*	12,092	1,538,707
PACCAR, Inc.	17,741	1,530,693
Fastenal Co.	29,397	1,435,456
Dollar Tree, Inc.*	12,043	1,301,126
Total Consumer, Cyclical		60,694,479
Utilities - 0.8%
American Electric Power Company, Inc.	25,420	2,116,724
Exelon Corp.	49,958	2,109,227
Xcel Energy, Inc.	26,908	1,793,956
Total Utilities		6,019,907

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 85.0% (continued)
Industrial - 0.5%
CSX Corp.	39,163	$3,554,042
Total Common Stocks
(Cost $336,736,245)		619,222,216

	Face Amount
U.S. TREASURY BILLS†† - 8.1%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$43,000,000	42,991,687
0.08% due 01/28/21[3,4]	9,135,000	9,134,650
0.01% due 01/05/21[3]	3,900,000	3,899,999
0.07% due 04/01/21[2,3]	3,000,000	2,999,420
Total U.S. Treasury Bills
(Cost $59,024,357)		59,025,756

FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank
0.01% due 01/05/21[3]	2,100,000	2,099,998
0.03% due 01/05/21[3]	500,000	499,998
Total Federal Agency Discount Notes
(Cost $2,599,996)		2,599,996

REPURCHASE AGREEMENTS††,5 - 6.8%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	27,488,854	27,488,854
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	11,452,151	11,452,151
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	10,603,844	10,603,844
Total Repurchase Agreements
(Cost $49,544,849)		49,544,849

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[7]	1,069,614	1,069,614
Total Securities Lending Collateral
(Cost $1,069,614)		1,069,614
Total Investments - 100.4%
(Cost $448,975,061)		$731,462,431
Other Assets & Liabilities, net - (0.4)%		(3,039,573)
Total Net Assets - 100.0%		$728,422,858

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	541	Mar 2021	$139,245,285	$4,882,203

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	0.59% (1 Week USD LIBOR + 0.50%)	At Maturity	02/17/21	33,094	$426,529,346	$1,635,491
Goldman Sachs International	NASDAQ-100 Index	0.64% (1 Week USD LIBOR + 0.55%)	At Maturity	02/18/21	20,374	262,579,522	910,771
BNP Paribas	NASDAQ-100 Index	0.79% (1 Month USD LIBOR + 0.65%)	At Maturity	02/18/21	746	9,611,646	33,407
						$698,720,514	$2,579,669

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$619,222,216	$—	$—	$619,222,216
U.S. Treasury Bills	—	59,025,756	—	59,025,756
Federal Agency Discount Notes	—	2,599,996	—	2,599,996
Repurchase Agreements	—	49,544,849	—	49,544,849
Securities Lending Collateral	1,069,614	—	—	1,069,614
Equity Futures Contracts**	4,882,203	—	—	4,882,203
Equity Index Swap Agreements**	—	2,579,669	—	2,579,669
Total Assets	$625,174,033	$113,750,270	$—	$738,924,303

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	232	$–
Omthera Pharmaceuticals, Inc.*	110	–
Tobira Therapeutics, Inc.*	80	–
Oncternal Therapeutics, Inc.*		–
Total Consumer, Non-cyclical		–
Communications - 0.0%
Nexstar Media Group, Inc.*	852	–
Total Rights
(Cost $4)		–

	Face Amount
U.S. TREASURY BILLS†† - 15.3%
U.S. Treasury Bills
0.09% due 04/01/21[1,2]	$10,500,000	10,497,970
0.07% due 04/01/21[1,2]	500,000	499,903
0.08% due 01/28/21[2,3]	169,000	168,994
Total U.S. Treasury Bills
(Cost $11,166,524)		11,166,867

FEDERAL AGENCY NOTES†† - 14.5%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	2,000,000	2,006,819
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[4]	2,000,000	2,006,713
0.18% (1 Month USD LIBOR + 0.03%, Rate Floor: 0.00%) due 12/29/21[4]	2,000,000	2,001,226
Federal Home Loan Bank
0.06% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[4]	2,500,000	2,499,998
Freddie Mac
0.22% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[4]	2,000,000	2,001,866
Total Federal Agency Notes
(Cost $10,501,616)		10,516,622

REPURCHASE AGREEMENTS††,5 - 32.4%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[1]	13,112,938	13,112,938
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[1]	5,462,990	5,462,990
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[1]	5,058,325	5,058,325
Total Repurchase Agreements
(Cost $23,634,253)		23,634,253
Total Investments - 62.2%
(Cost $45,302,397)		$45,317,742
Other Assets & Liabilities, net - 37.8%		27,522,952
Total Net Assets - 100.0%		$72,840,694

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	39	Mar 2021	$3,849,690	$(165)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	0.24% (1 Month USD LIBOR + 0.10%)	At Maturity	02/18/21	21,971	$43,390,153	$145,756
Goldman Sachs International	Russell 2000 Index	0.34% (1 Week USD LIBOR + 0.25%)	At Maturity	02/18/21	20,023	39,542,196	138,564
Barclays Bank plc	Russell 2000 Index	0.09% (1 Week USD LIBOR)	At Maturity	02/17/21	30,105	59,453,627	(403,582)
						$142,385,976	$(119,262)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2020.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
U.S. Treasury Bills	—	11,166,867	—		11,166,867
Federal Agency Notes	—	10,516,622	—		10,516,622
Repurchase Agreements	—	23,634,253	—		23,634,253
Equity Index Swap Agreements**	—	284,320	—		284,320
Total Assets	$—	$45,602,062	$—		$45,602,062

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$165	$—	$—	$165
Equity Index Swap Agreements**	—	403,582	—	403,582
Total Liabilities	$165	$403,582	$—	$403,747

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 82.8%
Technology - 19.2%
Apple, Inc.	59,111	$7,843,439
Microsoft Corp.	27,964	6,219,753
NVIDIA Corp.	2,289	1,195,316
Adobe, Inc.*	1,774	887,213
Intel Corp.	15,156	755,072
salesforce.com, Inc.*	3,385	753,264
Broadcom, Inc.	1,496	655,024
QUALCOMM, Inc.	4,183	637,238
Accenture plc — Class A	2,343	612,015
Texas Instruments, Inc.	3,395	557,221
Oracle Corp.	7,016	453,865
International Business Machines Corp.	3,296	414,901
Advanced Micro Devices, Inc.*	4,448	407,926
ServiceNow, Inc.*	721	396,860
Intuit, Inc.	972	369,214
Fidelity National Information Services, Inc.	2,295	324,651
Micron Technology, Inc.*	4,117	309,516
Applied Materials, Inc.	3,378	291,521
Activision Blizzard, Inc.	2,858	265,365
Lam Research Corp.	533	251,720
Autodesk, Inc.*	813	248,241
Fiserv, Inc.*	2,126	242,066
Analog Devices, Inc.	1,366	201,799
Cognizant Technology Solutions Corp. — Class A	1,977	162,015
Electronic Arts, Inc.	1,073	154,083
KLA Corp.	571	147,838
Synopsys, Inc.*	564	146,211
Cadence Design Systems, Inc.*	1,032	140,796
MSCI, Inc. — Class A	307	137,085
Microchip Technology, Inc.	963	133,000
Xilinx, Inc.	906	128,444
HP, Inc.	5,080	124,917
ANSYS, Inc.*	318	115,688
Paychex, Inc.	1,183	110,232
Skyworks Solutions, Inc.	614	93,868
Cerner Corp.	1,134	88,996
Take-Two Interactive Software, Inc.*	425	88,311
Maxim Integrated Products, Inc.	989	87,675
Paycom Software, Inc.*	182	82,310
Zebra Technologies Corp. — Class A*	197	75,713
Fortinet, Inc.*	498	73,968
Teradyne, Inc.	614	73,613
Qorvo, Inc.*	422	70,166
Broadridge Financial Solutions, Inc.	428	65,570
Tyler Technologies, Inc.*	149	65,041
Akamai Technologies, Inc.*	603	63,309
Western Digital Corp.	1,125	62,314
Citrix Systems, Inc.	455	59,196
Hewlett Packard Enterprise Co.	4,760	56,406
NetApp, Inc.	827	54,780
Leidos Holdings, Inc.	495	52,034
Seagate Technology plc	827	51,406
Jack Henry & Associates, Inc.	283	45,843
IPG Photonics Corp.*	132	29,540
DXC Technology Co.	941	24,231
Xerox Holdings Corp.	617	14,308
Total Technology		27,172,107
Consumer, Non-cyclical - 17.3%
Johnson & Johnson	9,736	1,532,252
Procter & Gamble Co.	9,171	1,276,053
UnitedHealth Group, Inc.	3,509	1,230,536
PayPal Holdings, Inc.*	4,334	1,015,023
Coca-Cola Co.	14,305	784,486
Merck & Company, Inc.	9,357	765,402
PepsiCo, Inc.	5,112	758,110
Pfizer, Inc.	20,558	756,740
Abbott Laboratories	6,555	717,707
AbbVie, Inc.	6,530	699,689
Thermo Fisher Scientific, Inc.	1,466	682,834
Medtronic plc	4,979	583,240
Danaher Corp.	2,338	519,363
Bristol-Myers Squibb Co.	8,358	518,447
Eli Lilly & Co.	2,936	495,714
Amgen, Inc.	2,153	495,018
Philip Morris International, Inc.	5,760	476,870
Intuitive Surgical, Inc.*	435	355,874
CVS Health Corp.	4,841	330,640
Mondelez International, Inc. — Class A	5,290	309,306
Stryker Corp.	1,209	296,253
Anthem, Inc.	920	295,403
S&P Global, Inc.	890	292,570
Zoetis, Inc.	1,758	290,949
Altria Group, Inc.	6,873	281,793
Automatic Data Processing, Inc.	1,587	279,629
Cigna Corp.	1,337	278,337
Colgate-Palmolive Co.	3,171	271,152
Gilead Sciences, Inc.	4,637	270,152
Becton Dickinson and Co.	1,073	268,486
Global Payments, Inc.	1,107	238,470
Vertex Pharmaceuticals, Inc.*	963	227,596
Estee Lauder Companies, Inc. — Class A	839	223,333
Edwards Lifesciences Corp.*	2,305	210,285
Humana, Inc.	489	200,622
Illumina, Inc.*	540	199,800
Boston Scientific Corp.*	5,295	190,355
Regeneron Pharmaceuticals, Inc.*	388	187,447
Moody's Corp.	597	173,273
Kimberly-Clark Corp.	1,259	169,751
HCA Healthcare, Inc.	976	160,513
IDEXX Laboratories, Inc.*	315	157,459
Baxter International, Inc.	1,889	151,573
Align Technology, Inc.*	265	141,611
Sysco Corp.	1,884	139,906
Biogen, Inc.*	569	139,325
Constellation Brands, Inc. — Class A	627	137,345
General Mills, Inc.	2,261	132,947
DexCom, Inc.*	355	131,251
Centene Corp.*	2,145	128,764
IQVIA Holdings, Inc.*	709	127,032
Monster Beverage Corp.*	1,367	126,420
Alexion Pharmaceuticals, Inc.*	809	126,398

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 82.8% (continued)
Consumer, Non-cyclical - 17.3% (continued)
Verisk Analytics, Inc. — Class A	601	$124,762
IHS Markit Ltd.	1,379	123,876
Zimmer Biomet Holdings, Inc.	767	118,187
Cintas Corp.	325	114,874
ResMed, Inc.	536	113,932
Corteva, Inc.	2,756	106,712
Archer-Daniels-Midland Co.	2,058	103,744
McKesson Corp.	594	103,308
Clorox Co.	466	94,095
Kroger Co.	2,864	90,961
McCormick & Company, Inc.	920	87,952
Equifax, Inc.	450	86,778
FleetCor Technologies, Inc.*	308	84,032
Viatris, Inc.*	4,462	83,618
Hershey Co.	546	83,172
Kraft Heinz Co.	2,397	83,080
Church & Dwight Company, Inc.	919	80,164
MarketAxess Holdings, Inc.	140	79,878
West Pharmaceutical Services, Inc.	273	77,344
Laboratory Corporation of America Holdings*	360	73,278
Teleflex, Inc.	172	70,790
Tyson Foods, Inc. — Class A	1,088	70,111
Hologic, Inc.*	951	69,261
Cooper Companies, Inc.	181	65,761
Conagra Brands, Inc.	1,807	65,522
Catalent, Inc.*	609	63,379
United Rentals, Inc.*	267	61,920
STERIS plc	316	59,895
Incyte Corp.*	688	59,842
Quest Diagnostics, Inc.	498	59,347
Varian Medical Systems, Inc.*	338	59,153
Kellogg Co.	941	58,559
Cardinal Health, Inc.	1,085	58,113
ABIOMED, Inc.*	167	54,141
Brown-Forman Corp. — Class B	675	53,615
AmerisourceBergen Corp. — Class A	545	53,279
Gartner, Inc.*	330	52,863
J M Smucker Co.	422	48,783
Hormel Foods Corp.	1,038	48,381
Avery Dennison Corp.	308	47,774
Bio-Rad Laboratories, Inc. — Class A*	80	46,635
Lamb Weston Holdings, Inc.	541	42,598
Dentsply Sirona, Inc.	808	42,307
Universal Health Services, Inc. — Class B	287	39,462
Quanta Services, Inc.	514	37,018
Campbell Soup Co.	749	36,214
Henry Schein, Inc.*	528	35,302
DaVita, Inc.*	273	32,050
Rollins, Inc.	819	31,998
Molson Coors Beverage Co. — Class B	696	31,452
Nielsen Holdings plc	1,321	27,569
Robert Half International, Inc.	422	26,367
Perrigo Company plc	505	22,584
Total Consumer, Non-cyclical		24,495,296
Communications - 13.5%
Amazon.com, Inc.*	1,577	5,136,179
Facebook, Inc. — Class A*	8,891	2,428,666
Alphabet, Inc. — Class A*	1,112	1,948,936
Alphabet, Inc. — Class C*	1,074	1,881,519
Walt Disney Co.*	6,697	1,213,362
Verizon Communications, Inc.	15,305	899,169
Comcast Corp. — Class A	16,887	884,879
Netflix, Inc.*	1,635	884,094
AT&T, Inc.	26,356	757,998
Cisco Systems, Inc.	15,629	699,398
Charter Communications, Inc. — Class A*	540	357,237
Booking Holdings, Inc.*	151	336,318
T-Mobile US, Inc.*	2,158	291,006
Twitter, Inc.*	2,942	159,309
eBay, Inc.	2,422	121,706
Motorola Solutions, Inc.	627	106,628
Corning, Inc.	2,826	101,736
Etsy, Inc.*	466	82,906
VeriSign, Inc.*	371	80,284
ViacomCBS, Inc. — Class B	2,089	77,836
CDW Corp.	529	69,717
Expedia Group, Inc.	503	66,597
Arista Networks, Inc.*	201	58,405
Omnicom Group, Inc.	795	49,584
NortonLifeLock, Inc.	2,189	45,487
F5 Networks, Inc.*	228	40,114
Fox Corp. — Class A	1,249	36,371
CenturyLink, Inc.	3,652	35,607
Interpublic Group of Companies, Inc.	1,442	33,916
DISH Network Corp. — Class A*	914	29,559
Discovery, Inc. — Class C*	1,092	28,599
Juniper Networks, Inc.	1,220	27,462
News Corp. — Class A	1,446	25,985
Discovery, Inc. — Class A*,1	593	17,843
Fox Corp. — Class B	572	16,519
News Corp. — Class B	450	7,997
Total Communications		19,038,928
Financial - 12.0%
Berkshire Hathaway, Inc. — Class B*	7,198	1,669,000
JPMorgan Chase & Co.	11,275	1,432,714
Visa, Inc. — Class A	6,271	1,371,656
Mastercard, Inc. — Class A	3,253	1,161,126
Bank of America Corp.	28,155	853,378
Citigroup, Inc.	7,700	474,782
Wells Fargo & Co.	15,291	461,482
BlackRock, Inc. — Class A	525	378,809
American Tower Corp. — Class A REIT	1,643	368,788
Morgan Stanley	5,287	362,318
Goldman Sachs Group, Inc.	1,272	335,439
Charles Schwab Corp.	5,516	292,569
American Express Co.	2,412	291,635
Prologis, Inc. REIT	2,734	272,470
Chubb Ltd.	1,669	256,892
Crown Castle International Corp. REIT	1,595	253,908
CME Group, Inc. — Class A	1,328	241,762
Intercontinental Exchange, Inc.	2,076	239,342

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 82.8% (continued)
Financial - 12.0% (continued)
Truist Financial Corp.	4,986	$238,979
U.S. Bancorp	5,071	236,258
Equinix, Inc. REIT	330	235,679
PNC Financial Services Group, Inc.	1,567	233,483
Marsh & McLennan Companies, Inc.	1,876	219,492
Progressive Corp.	2,166	214,174
Aon plc — Class A	845	178,523
Capital One Financial Corp.	1,692	167,254
Digital Realty Trust, Inc. REIT	1,036	144,532
MetLife, Inc.	2,829	132,822
Travelers Companies, Inc.	937	131,527
Public Storage REIT	562	129,783
Bank of New York Mellon Corp.	3,015	127,957
T. Rowe Price Group, Inc.	837	126,713
Allstate Corp.	1,125	123,671
American International Group, Inc.	3,187	120,660
SBA Communications Corp. REIT	411	115,955
Prudential Financial, Inc.	1,464	114,294
Aflac, Inc.	2,416	107,440
Simon Property Group, Inc. REIT	1,213	103,445
Discover Financial Services	1,133	102,570
Willis Towers Watson plc	477	100,494
Welltower, Inc. REIT	1,544	99,773
State Street Corp.	1,305	94,978
First Republic Bank	644	94,623
Weyerhaeuser Co. REIT	2,760	92,543
Arthur J Gallagher & Co.	711	87,958
Ameriprise Financial, Inc.	436	84,728
AvalonBay Communities, Inc. REIT	516	82,782
Alexandria Real Estate Equities, Inc. REIT	458	81,625
Realty Income Corp. REIT	1,298	80,697
CBRE Group, Inc. — Class A*	1,241	77,836
Equity Residential REIT	1,266	75,048
SVB Financial Group*	192	74,463
Fifth Third Bancorp	2,635	72,647
Northern Trust Corp.	770	71,718
Synchrony Financial	2,008	69,698
Ventas, Inc. REIT	1,385	67,920
Hartford Financial Services Group, Inc.	1,325	64,899
M&T Bank Corp.	475	60,468
Healthpeak Properties, Inc. REIT	1,991	60,188
KeyCorp	3,612	59,273
Essex Property Trust, Inc. REIT	242	57,456
Regions Financial Corp.	3,552	57,258
Citizens Financial Group, Inc.	1,579	56,465
Nasdaq, Inc.	425	56,415
Extra Space Storage, Inc. REIT	478	55,381
Duke Realty Corp. REIT	1,376	54,999
Mid-America Apartment Communities, Inc. REIT	423	53,590
Boston Properties, Inc. REIT	524	49,534
Cincinnati Financial Corp.	554	48,403
Huntington Bancshares, Inc.	3,762	47,514
Principal Financial Group, Inc.	945	46,881
Raymond James Financial, Inc.	451	43,147
UDR, Inc. REIT	1,089	41,850
Loews Corp.	865	38,942
Host Hotels & Resorts, Inc. REIT	2,609	38,170
Cboe Global Markets, Inc.	400	37,248
Everest Re Group Ltd.	148	34,645
W R Berkley Corp.	521	34,605
Lincoln National Corp.	673	33,859
Globe Life, Inc.	356	33,806
Western Union Co.	1,520	33,349
Iron Mountain, Inc. REIT	1,066	31,426
Assurant, Inc.	219	29,832
Comerica, Inc.	514	28,712
Regency Centers Corp. REIT	584	26,624
Zions Bancorp North America	607	26,368
Franklin Resources, Inc.	1,008	25,190
Invesco Ltd.	1,394	24,297
Kimco Realty Corp. REIT	1,599	24,001
Federal Realty Investment Trust REIT	255	21,706
Vornado Realty Trust REIT	580	21,657
People's United Financial, Inc.	1,571	20,313
Unum Group	753	17,274
SL Green Realty Corp. REIT	268	15,967
Total Financial		16,944,524
Consumer, Cyclical - 8.0%
Tesla, Inc.*	2,804	1,978,698
Home Depot, Inc.	3,983	1,057,964
Walmart, Inc.	5,128	739,201
NIKE, Inc. — Class B	4,640	656,421
Costco Wholesale Corp.	1,633	615,282
McDonald's Corp.	2,755	591,168
Starbucks Corp.	4,340	464,293
Lowe's Companies, Inc.	2,711	435,143
Target Corp.	1,852	326,933
TJX Companies, Inc.	4,440	303,208
General Motors Co.	4,659	194,001
Dollar General Corp.	906	190,532
Ross Stores, Inc.	1,317	161,741
Chipotle Mexican Grill, Inc. — Class A*	103	142,831
Aptiv plc	999	130,160
Marriott International, Inc. — Class A	984	129,809
Ford Motor Co.	14,453	127,042
Cummins, Inc.	547	124,224
O'Reilly Automotive, Inc.*	268	121,289
Yum! Brands, Inc.	1,116	121,153
Hilton Worldwide Holdings, Inc.	1,026	114,153
PACCAR, Inc.	1,282	110,611
Walgreens Boots Alliance, Inc.	2,658	106,001
Fastenal Co.	2,124	103,715
AutoZone, Inc.*	86	101,948
Southwest Airlines Co.	2,183	101,750
VF Corp.	1,183	101,040
Copart, Inc.*	769	97,855
Delta Air Lines, Inc.	2,358	94,815
Dollar Tree, Inc.*	870	93,995
Best Buy Company, Inc.	852	85,021
DR Horton, Inc.	1,226	84,496
Lennar Corp. — Class A	1,017	77,526

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 82.8% (continued)
Consumer, Cyclical - 8.0% (continued)
Las Vegas Sands Corp.	1,215	$72,414
WW Grainger, Inc.	167	68,193
Tractor Supply Co.	431	60,590
Ulta Beauty, Inc.*	208	59,729
Carnival Corp.	2,750	59,565
CarMax, Inc.*	607	57,337
Darden Restaurants, Inc.	481	57,297
Domino's Pizza, Inc.	146	55,985
Pool Corp.	149	55,503
Genuine Parts Co.	533	53,529
NVR, Inc.*	13	53,038
Tiffany & Co.	400	52,580
Royal Caribbean Cruises Ltd.	689	51,461
MGM Resorts International	1,516	47,769
United Airlines Holdings, Inc.*	1,082	46,797
Hasbro, Inc.	471	44,057
PulteGroup, Inc.	991	42,732
Whirlpool Corp.	231	41,693
Wynn Resorts Ltd.	359	40,506
Advance Auto Parts, Inc.	251	39,535
Live Nation Entertainment, Inc.*	529	38,871
LKQ Corp.*	1,035	36,473
American Airlines Group, Inc.[1]	2,259	35,624
BorgWarner, Inc.	905	34,969
L Brands, Inc.	865	32,169
Tapestry, Inc.*	1,026	31,888
Mohawk Industries, Inc.*	221	31,150
Norwegian Cruise Line Holdings Ltd.*,1	1,167	29,677
Newell Brands, Inc.	1,396	29,637
PVH Corp.	264	24,787
Alaska Air Group, Inc.	457	23,764
Leggett & Platt, Inc.	490	21,707
Hanesbrands, Inc.	1,288	18,779
Ralph Lauren Corp. — Class A	178	18,466
Gap, Inc.	761	15,365
Under Armour, Inc. — Class A*	697	11,967
Under Armour, Inc. — Class C*	720	10,714
Total Consumer, Cyclical		11,390,336
Industrial - 6.8%
Honeywell International, Inc.	2,595	551,956
Union Pacific Corp.	2,492	518,884
United Parcel Service, Inc. — Class B	2,645	445,418
Boeing Co.	1,963	420,200
Raytheon Technologies Corp.	5,617	401,672
3M Co.	2,134	373,002
Caterpillar, Inc.	2,010	365,860
General Electric Co.	32,400	349,920
Lockheed Martin Corp.	911	323,387
Deere & Co.	1,159	311,829
CSX Corp.	2,829	256,732
FedEx Corp.	894	232,100
Norfolk Southern Corp.	939	223,116
Illinois Tool Works, Inc.	1,065	217,132
Emerson Electric Co.	2,213	177,859
Eaton Corporation plc	1,475	177,207
Northrop Grumman Corp.	574	174,909
Waste Management, Inc.	1,438	169,583
Roper Technologies, Inc.	388	167,263
TE Connectivity Ltd.	1,223	148,069
L3Harris Technologies, Inc.	778	147,058
Amphenol Corp. — Class A	1,106	144,632
Agilent Technologies, Inc.	1,133	134,249
Parker-Hannifin Corp.	476	129,667
Trane Technologies plc	888	128,902
General Dynamics Corp.	860	127,985
Johnson Controls International plc	2,677	124,722
TransDigm Group, Inc.*	201	124,389
Carrier Global Corp.	3,013	113,650
Ball Corp.	1,210	112,748
Rockwell Automation, Inc.	430	107,848
Stanley Black & Decker, Inc.	593	105,886
AMETEK, Inc.	851	102,920
Otis Worldwide Corp.	1,507	101,798
Mettler-Toledo International, Inc.*	88	100,292
Keysight Technologies, Inc.*	685	90,482
Fortive Corp.	1,247	88,312
Republic Services, Inc. — Class A	778	74,922
Vulcan Materials Co.	490	72,672
Kansas City Southern	347	70,833
Old Dominion Freight Line, Inc.	356	69,484
Amcor plc	5,801	68,278
Xylem, Inc.	668	67,996
Dover Corp.	533	67,291
Garmin Ltd.	552	66,052
Martin Marietta Materials, Inc.	230	65,313
Ingersoll Rand, Inc.*	1,376	62,691
Expeditors International of Washington, Inc.	626	59,539
PerkinElmer, Inc.	414	59,409
Waters Corp.*	230	56,907
IDEX Corp.	280	55,776
Teledyne Technologies, Inc.*	136	53,309
Masco Corp.	968	53,172
Jacobs Engineering Group, Inc.	479	52,192
Westinghouse Air Brake Technologies Corp.	662	48,458
Packaging Corporation of America	351	48,406
CH Robinson Worldwide, Inc.	503	47,216
Fortune Brands Home & Security, Inc.	514	44,060
Westrock Co.	971	42,268
J.B. Hunt Transport Services, Inc.	309	42,225
Howmet Aerospace, Inc.*	1,443	41,183
Textron, Inc.	846	40,887
Allegion plc	341	39,686
Snap-on, Inc.	200	34,228
Pentair plc	615	32,650
A O Smith Corp.	502	27,520
Sealed Air Corp.	574	26,283
Huntington Ingalls Industries, Inc.	150	25,572
FLIR Systems, Inc.	485	21,257
Flowserve Corp.	482	17,762
Vontier Corp.*	498	16,633
Total Industrial		9,663,768

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 82.8% (continued)
Utilities - 2.3%
NextEra Energy, Inc.	7,245	$558,952
Duke Energy Corp.	2,722	249,226
Southern Co.	3,907	240,007
Dominion Energy, Inc.	3,017	226,878
American Electric Power Company, Inc.	1,836	152,884
Exelon Corp.	3,608	152,330
Sempra Energy	1,067	135,946
Xcel Energy, Inc.	1,943	129,540
Eversource Energy	1,269	109,781
Public Service Enterprise Group, Inc.	1,872	109,138
WEC Energy Group, Inc.	1,167	107,399
American Water Works Company, Inc.	670	102,825
Consolidated Edison, Inc.	1,265	91,421
Edison International	1,401	88,011
DTE Energy Co.	716	86,929
PPL Corp.	2,843	80,173
Entergy Corp.	740	73,882
Ameren Corp.	915	71,425
CMS Energy Corp.	1,059	64,610
FirstEnergy Corp.	2,007	61,434
AES Corp.	2,460	57,810
Alliant Energy Corp.	924	47,614
Evergy, Inc.	839	46,573
Atmos Energy Corp.	466	44,470
CenterPoint Energy, Inc.	2,016	43,626
NRG Energy, Inc.	904	33,945
Pinnacle West Capital Corp.	416	33,259
NiSource, Inc.	1,417	32,506
Total Utilities		3,232,594
Energy - 1.9%
Exxon Mobil Corp.	15,638	644,598
Chevron Corp.	7,120	601,284
ConocoPhillips	3,950	157,961
Phillips 66	1,616	113,023
Schlumberger N.V.	5,148	112,381
EOG Resources, Inc.	2,158	107,619
Marathon Petroleum Corp.	2,407	99,554
Kinder Morgan, Inc.	7,201	98,438
Williams Companies, Inc.	4,489	90,004
Valero Energy Corp.	1,508	85,308
Pioneer Natural Resources Co.	609	69,359
ONEOK, Inc.	1,644	63,097
Halliburton Co.	3,269	61,784
Occidental Petroleum Corp.	3,100	53,661
Hess Corp.	1,011	53,371
Baker Hughes Co.	2,536	52,875
Concho Resources, Inc.	726	42,362
Diamondback Energy, Inc.	584	28,266
Cabot Oil & Gas Corp. — Class A	1,475	24,013
Devon Energy Corp.	1,415	22,371
Apache Corp.	1,396	19,809
NOV, Inc.	1,436	19,716
Marathon Oil Corp.	2,920	19,476
TechnipFMC plc	1,562	14,683
HollyFrontier Corp.	551	14,243
Total Energy		2,669,256
Basic Materials - 1.8%
Linde plc	1,942	511,736
Air Products and Chemicals, Inc.	817	223,221
Sherwin-Williams Co.	302	221,943
Ecolab, Inc.	918	198,618
DuPont de Nemours, Inc.[1]	2,715	193,064
Newmont Corp.	2,971	177,933
Dow, Inc.	2,744	152,292
Freeport-McMoRan, Inc.	5,373	139,806
PPG Industries, Inc.	874	126,048
LyondellBasell Industries N.V. — Class A	951	87,169
International Paper Co.	1,454	72,293
Nucor Corp.	1,117	59,413
Albemarle Corp.	394	58,123
Celanese Corp. — Class A	432	56,134
FMC Corp.	480	55,166
Eastman Chemical Co.	501	50,240
International Flavors & Fragrances, Inc.[1]	395	42,992
CF Industries Holdings, Inc.	791	30,620
Mosaic Co.	1,276	29,361
Total Basic Materials		2,486,172
Total Common Stocks
(Cost $90,811,968)		117,092,981

	Face Amount
U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
0.09% due 04/01/21[2,3]	$3,000,000	2,999,420
0.08% due 01/28/21[3]	509,000	508,980
Total U.S. Treasury Bills
(Cost $3,508,305)		3,508,400

REPURCHASE AGREEMENTS††,4 - 20.9%
J.P. Morgan Securities LLC issued 12/31/20 at 0.06% due 01/04/21[2]	16,372,223	16,372,223
Barclays Capital, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	6,820,844	6,820,844
BofA Securities, Inc. issued 12/31/20 at 0.06% due 01/04/21[2]	6,315,596	6,315,596
Total Repurchase Agreements
(Cost $29,508,663)		29,508,663

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.03%[6]	248,733	248,733
Total Securities Lending Collateral
(Cost $248,733)		248,733
Total Investments - 106.3%
(Cost $124,077,669)		$150,358,777
Other Assets & Liabilities, net - (6.3)%		(8,968,176)
Total Net Assets - 100.0%		$141,390,601

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	02/18/21	29,153	$109,499,323	$846,302
Barclays Bank plc	S&P 500 Index	0.54% (1 Week USD LIBOR + 0.45%)	At Maturity	02/17/21	10,796	40,550,572	241,378
BNP Paribas	S&P 500 Index	0.69% (1 Month USD LIBOR + 0.55%)	At Maturity	02/18/21	4,233	15,901,003	122,895
						$165,950,898	$1,210,575

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2020 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of December 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$117,092,981	$—	$—	$117,092,981
U.S. Treasury Bills	—	3,508,400	—	3,508,400
Repurchase Agreements	—	29,508,663	—	29,508,663
Securities Lending Collateral	248,733	—	—	248,733
Equity Index Swap Agreements**	—	1,210,575	—	1,210,575
Total Assets	$117,341,714	$34,227,638	$—	$151,569,352

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Schedule of Investments..

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.13%
Due 01/04/21	$67,077,888	$67,078,334	05/15/25	$63,222,400	$68,419,678

Barclays Capital, Inc.			U.S. Treasury Note
0.06%			1.63%
Due 01/04/21	27,945,367	27,945,553	11/15/22	27,677,000	28,504,346

BofA Securities, Inc.			U.S. Treasury Bond
0.06%			3.75%
Due 01/04/21	25,875,339	25,875,513	11/15/43	18,329,200	26,392,933

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,005,148	$1,069,614
S&P 500® 2x Strategy Fund	242,810	248,733

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$39,111,538	$7,951,290	$(531,278)	$7,420,012
Inverse Dow 2x Strategy Fund	5,774,695	3,850	(77,367)	(73,517)
Inverse NASDAQ-100® 2x Strategy Fund	6,592,017	5,950	(53,196)	(47,246)
Inverse Russell 2000® 2x Strategy Fund	7,538,665	27,948	(55,918)	(27,970)
Inverse S&P 500® 2x Strategy Fund	11,446,307	15,184	(151,817)	(136,633)
NASDAQ-100® 2x Strategy Fund	492,680,151	246,741,206	(497,054)	246,244,152
Russell 2000® 2x Strategy Fund	45,302,412	300,059	(404,156)	(104,097)
S&P 500® 2x Strategy Fund	144,679,478	6,899,659	(9,785)	6,889,874

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in the Funds are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.